COMMITMENT AND CONTINGENCIES (Details Narrative)				1 Months Ended		3 Months Ended			9 Months Ended		12 Months Ended
	Sep. 30, 2024 USD ($) Integer	May 05, 2023 USD ($) Integer	Oct. 05, 2022 Integer	Apr. 30, 2025 USD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2025 USD ($)	Mar. 31, 2025 USD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2025 USD ($)	Sep. 30, 2024 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($) Integer	Aug. 30, 2024 Integer	Jan. 31, 2024
Loss Contingencies [Line Items]
Purchase obligation											$ 26,270,000
Repayments of lines of credit										$ 1,000,000
Payments for deposits				$ 12,000,000.0
Operating lease expense								$ 78,000		312,000	78,000	469,000
Variable lease cost								1,900,000		7,700,000	7,700,000	12,900,000
Short term lease cost								40,000		196,000
Deposit liability current						100,000			100,000		10,700,000
Contract with customer liability current						1,800,000			1,800,000		696,000
Number of employees terminated | Integer														230
Sales-leaseback transactions, value												15,700,000
Gain on sales-leaseback transactions												3,400,000
Honda Jet HA420 [Member]
Loss Contingencies [Line Items]
Purchase obligation, number of aircrafts | Integer		23
Purchase obligation		$ 161,100,000
Decrease in accounts payable											1,000,000.0
Gulfstream G280 [Member]
Loss Contingencies [Line Items]
Purchase obligation, number of aircrafts | Integer			4										4
Purchase obligation											48,000,000.0		$ 79,000,000.0
Deposits assets											48,000,000.0	39,000,000.0
Liquidated damages per aircraft													$ 3,000,000.0
Purchase Obligation Prepayments											9,000,000.0	27,000,000.0
Prepayments funded through the SAC Leasing G280 credit facility											9,000,000.0	24,000,000.0
Number of assets delivered | Integer	1
Building [Member]
Loss Contingencies [Line Items]
Short term lease cost								21,000	$ 3,000	57,000	70,000	71,000
Aircraft [Member]
Loss Contingencies [Line Items]
Short term lease cost											$ 196,000	$ 617,000
Minimum [Member] | Building [Member]
Loss Contingencies [Line Items]
Operating lease, remaining contractual term						1 month			1 month		1 month
Maximum [Member] | Building [Member]
Loss Contingencies [Line Items]
Operating lease, remaining contractual term						11 months			11 months		11 months
Aircraft Leases Fixed [Member]
Loss Contingencies [Line Items]
Lessee operating lease term of contract												5 years			5 years
Lessee operating lease discount rate												12.00%			12.00%
Aircraft Leases Fixed [Member] | Minimum [Member]
Loss Contingencies [Line Items]
Operating lease, remaining contractual term											1 year
Operating lease, renewal term											3 months
Aircraft Leases Fixed [Member] | Maximum [Member]
Loss Contingencies [Line Items]
Operating lease, remaining contractual term											5 years
Operating lease, renewal term											12 months
Aircraft Leases Variable [Member] | Minimum [Member]
Loss Contingencies [Line Items]
Operating lease, remaining contractual term						1 year			1 year
Operating lease, renewal term						3 months			3 months
Aircraft Leases Variable [Member] | Maximum [Member]
Loss Contingencies [Line Items]
Operating lease, remaining contractual term						5 years			5 years
Operating lease, renewal term						12 months			12 months
SAC Leasing G Two Eighty LLC Credit Facility [Member] | Line of Credit [Member]
Loss Contingencies [Line Items]
Repayments of lines of credit					$ 9,000,000.0		$ 9,000,000
Line of credit facility, maximum borrowing capacity						$ 40,500,000			$ 40,500,000
Line of credit facility remaining borrowing capacity
SAC Leasing G280 LLC Credit Facility [Member]
Loss Contingencies [Line Items]
Line of credit facility, maximum borrowing capacity											$ 0
SAC Leasing G280 LLC Credit Facility [Member] | Gulfstream G280 [Member]
Loss Contingencies [Line Items]
Deposits assets	$ 12,000,000.0				12,000,000.0			12,000,000.0		12,000,000.0
Repayments of lines of credit					9,000,000.0
Deposits assets retained	3,000,000.0				3,000,000.0			3,000,000.0		3,000,000.0
SAC Leasing G280 LLC Credit Facility [Member] | Gulfstream G280 [Member] | Subsequent Event [Member]
Loss Contingencies [Line Items]
Deposits assets							12,000,000
Repayments of lines of credit							9,000,000
Deposits assets returned							9,000,000
SAC Leasing G280 LLC Credit Facility [Member] | Line of Credit [Member]
Loss Contingencies [Line Items]
Line of credit facility, maximum borrowing capacity											$ 40,500,000
Gulfstream Aerospace LP [Member]
Loss Contingencies [Line Items]
Purchase obligation, number of aircrafts | Integer													4
Purchase obligation													$ 79,000,000.0
Deposits assets	48,000,000.0				48,000,000.0	48,000,000.0		48,000,000.0	48,000,000.0	48,000,000.0
Loss contingency damages sought value									3,000,000.0
Gulfstream G Two Eighty [Member]
Loss Contingencies [Line Items]
Purchase obligation						$ 18,038,000			$ 18,038,000				$ 79,000,000.0
Deposits assets retained	3,000,000.0				3,000,000.0			3,000,000.0		3,000,000.0
Deposits assets returned							9,000,000
Payments for deposits				$ 12,000,000.0
Gulfstream G Two Eighty [Member] | SAC Leasing G Two Eighty LLC Credit Facility [Member]
Loss Contingencies [Line Items]
Deposits assets	$ 12,000,000.0				$ 12,000,000.0		$ 12,000,000	$ 12,000,000.0		$ 12,000,000.0